Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting [Abstract]
Revenue	$ 1,218,647	$ 1,683,056	$ 1,351,713
Costs and expenses	(1,061,016)	(1,458,601)	(1,201,394)
Corporate expenses	(61,605)	(82,047)	(73,838)
Depreciation and amortization	(125,122)	(99,519)	(117,202)
Transportation profit (loss)	(29,096)	42,889	(40,721)
Net income for the year	15,458	903	(248,054)
Properties	1,826,132	1,490,771	1,540,938
Rights of use	147,951	268,938	337,232
Total assets	3,266,830	3,501,384	3,712,270
Total liabilities	1,292,453	1,700,360	1,893,172
Total capital expenditures	131,345	25,231	75,468
Operating Segments [Member]
Segment reporting [Abstract]
Other assets	1,260,442	1,740,950	1,833,323
Total liabilities	1,257,094	1,525,078	1,747,028
Total capital expenditures	131,345	25,231	75,468
Operating Segments [Member] | Maritime Division [Member]
Segment reporting [Abstract]
Revenue	795,529	1,231,101	835,230
Costs and expenses	(704,075)	(1,120,565)	(793,982)
Depreciation and amortization	(36,385)	(19,063)	(17,580)
Transportation profit (loss)	55,069	91,473	23,668
Properties	156,014	102,998	108,020
Rights of use	0	0	0
Other assets	675,684	752,039	669,594
Total assets	831,698	855,037	777,614
Total liabilities	422,088	531,477	580,455
Total capital expenditures	124,118	49	33,869
Operating Segments [Member] | Maritime Infrastructure Division [Member]
Segment reporting [Abstract]
Revenue	200,496	118,441	139,226
Costs and expenses	(140,614)	(79,775)	(82,563)
Depreciation and amortization	(8,191)	(7,625)	(7,978)
Transportation profit (loss)	51,691	31,041	48,685
Properties	182,762	152,036	146,131
Rights of use	1,383	6,917	12,451
Other assets	322,046	321,594	366,064
Total assets	506,191	480,547	524,646
Total liabilities	73,753	88,104	129,823
Total capital expenditures	6,582	7,997	29,840
Operating Segments [Member] | Logistics, Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	73,115	160,977	223,760
Costs and expenses	(95,844)	(137,165)	(211,860)
Depreciation and amortization	(13,059)	(18,099)	(30,721)
Transportation profit (loss)	(35,788)	5,713	(18,821)
Properties	1,284,274	1,021,222	1,017,128
Rights of use	49,437	73,543	38,391
Other assets	153,529	492,439	471,257
Total assets	1,487,240	1,587,204	1,526,776
Total liabilities	449,429	534,400	598,178
Total capital expenditures	495	148	11,759
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	149,507	172,537	153,497
Costs and expenses	(120,483)	(121,096)	(112,989)
Depreciation and amortization	(65,296)	(52,480)	(56,478)
Transportation profit (loss)	(36,272)	(1,039)	(15,970)
Properties	80,352	97,063	80,542
Rights of use	97,131	188,478	207,386
Other assets	109,183	174,878	326,408
Total assets	286,666	460,419	614,336
Total liabilities	311,824	371,097	438,572
Total capital expenditures	150	17,037	0
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	0
Corporate expenses	(61,605)	(82,047)	(73,838)
Depreciation and amortization	(2,191)	(2,252)	(4,445)
Transportation profit (loss)	(63,796)	(84,299)	(78,283)
Properties	122,730	117,452	189,117
Rights of use	0	0	79,004
Other assets	0	0	0
Shared assets	32,305	725	777
Total assets	155,035	118,177	268,898
Total liabilities	35,359	175,282	146,144
Total capital expenditures	0	0	0
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation profit (loss)	$ 44,554	$ (41,986)	$ (207,333)